Geographic and Significant Customer Information (Tables)	6 Months Ended
Jun. 30, 2024
Geographic and Significant Customer Information [Abstract]
Schedule of Reporting Revenue Information by Geographic Region	The following table sets forth reporting revenue information by geographic region:
	Six months ended June 30,	Six months ended June 30,
	2024	2023
United States	524	488
Japan	335	371
India	238	89
China	-	232
Israel	8	28
Other[1]	649	439
	1,754	1,647

[1]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.